Income Tax (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income tax expense are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Current	(1,285)	(1,927)	(3,935)	(3,308)
Deferred	(941)	507	671	1,180
Income tax expense	(2,226)	(1,420)	(3,264)	(2,128)